Revenues	6 Months Ended
Jun. 30, 2019
Revenues [Abstract]
Revenues

Note 7 – Revenues

The table below provides information regarding receivables, contract assets and contract liabilities deriving from contracts with customers.

	June 30,
	2018	2019
	Thousands USD	Thousands USD
Open balances	543	1,174
Income receivables	85	-
Contract liabilities	264	766

The contract liabilities primarily relate to the advance consideration received from customers for contracts containing yearly warranty services. The revenue is recognized on a straight line basis over the contract period.

In the following tables, the Group's revenue is disaggregated by major products, primary geographical market and timing of revenue recognition.

Revenues per major products:

	For the six-month Ended June 30
	2018	2019
	Thousands USD	Thousands USD

Consumables	13	222
Sales of printers	1,583	2,577
Total	1,596	2,799
Printers rental	127	51
Total revenues	1,723	2,850

Revenues per geographical locations:

	For the six-month Ended June 30
	2018	2019
	Thousands USD	Thousands USD
USA	775	1,040
Asia Pacific	526	639
Europe and Israel	422	1,171
Total revenues	1,723	2,850

Revenues per timing of revenue recognition:

	For the six-month Ended June 30
	2018	2019
	Thousands USD	Thousands USD
Goods and services transferred over time	179	327
Goods transferred at a point in time	1,544	2,523
Total revenues	1,723	2,850